Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Available To Common Shareholders
Net Income	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	$ 7,207,221	$ 5,918,340	$ 5,924,656
Preferred Stock Dividends									0	0	(422,889)
Income									$ 7,207,221	$ 5,918,340	$ 6,161,767